SELECTED QUARTERLY DATA (UNAUDITED) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SELECTED QUARTERLY DATA (UNAUDITED)
Revenue	$ 208,938,247	$ 304,201,000	$ 290,732,000
Gross profit	52,789,145	85,048,759	72,168,805
Net loss attributable to AerSale Corp.	8,482,513	15,499,138	8,853,211
Cumulative undeclared dividends attributable to preferred stockholders		34,632,836	33,577,536
Net income (loss) attributable to common shareholders	$ 8,482,513	$ (19,133,698)	$ (24,724,325)
Earnings (loss) per share - basic	$ 8.09	$ (516.98)	$ (668.04)
Earnings (loss) per share - diluted	$ 7.61	$ (516.98)	$ (668.04)